Dana Large Cap Equity Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS — 98.90% Shares Fair Value
Communications — 11.22%
Activision Blizzard, Inc. 18,400 $ 1,538,608
Alphabet, Inc., Class A
(a)
1,850 4,984,881
AT&T, Inc. 1,000 28,050
Comcast Corp., Class A 43,000 2,529,690
Facebook, Inc., Class A
(a)
5,600 1,995,280
Interpublic Group of Cos., Inc. 70,000 2,475,200
T-Mobile US, Inc.
(a)
15,600 2,246,712
Verizon Communications, Inc. 500 27,890
15,826,311
Consumer Discretionary — 12.02%
Amazon.com, Inc.
(a)
1,280 4,259,315
Best Buy Co., Inc. 11,000 1,235,850
BorgWarner, Inc. 50,000 2,449,000
D.R. Horton, Inc. 28,000 2,672,040
Deckers Outdoor Corp.
(a)
4,300 1,766,655
Fortune Brands Home & Security, Inc. 21,000 2,046,870
Home Depot, Inc. (The) 7,700 2,527,063
16,956,793
Consumer Staples — 7.39%
Keurig Dr Pepper, Inc. 1,000 35,210
Kimberly-Clark Corp. 15,200 2,062,944
Mondelez International, Inc., Class A 39,000 2,467,140
PepsiCo, Inc. 9,400 1,475,330
Target Corp. 8,600 2,245,030
Walmart, Inc. 15,000 2,138,250
10,423,904
Energy — 2.56%
Chevron Corp. 500 50,905
ConocoPhillips 28,000 1,569,680
Exxon Mobil Corp. 1,000 57,570
Pioneer Natural Resources Co. 11,400 1,657,218
Williams Cos., Inc. (The) 11,000 275,550
3,610,923
Financials — 11.02%
American Express Co. 10,000 1,705,300
Bank of America Corp. 66,000 2,531,760
Bank of New York Mellon Corp. (The) 55,000 2,823,150
Discover Financial Services 21,000 2,610,720
JPMorgan Chase & Co. 16,500 2,504,370
Morgan Stanley 35,000 3,359,300
15,534,600
Health Care — 12.83%
Abbott Laboratories 19,000 2,298,620
AbbVie, Inc. 22,600 2,628,380
Avantor , Inc.
(a)
83,000 3,119,140

Dana Large Cap Equity Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS — 98.90% - (continued) Shares Fair Value
Health Care — 12.83% - (continued)
Bristol-Myers Squibb Co. 37,000 $ 2,511,190
CVS Health Corp. 31,000 2,553,160
Horizon Therapeutics PLC
(a)
27,000 2,700,540
Zimmer Biomet Holdings, Inc. 14,000 2,287,880
18,098,910
Industrials — 8.08%
Boeing Co. (The) 200 45,296
Deere & Co. 6,000 2,169,540
Delta Air Lines, Inc. 1,000 39,900
Dover Corp. 16,000 2,673,920
Norfolk Southern Corp. 8,800 2,268,904
Parker-Hannifin Corp. 7,800 2,433,834
TE Connectivity Ltd. 12,000 1,769,640
11,401,034
Materials — 2.74%
Avery Dennison Corp. 8,000 1,685,440
Nucor Corp. 21,000 2,184,420
3,869,860
Real Estate — 2.59%
American Tower Corp., Class A 4,500 1,272,600
Gaming and Leisure Properties, Inc. 24,400 1,155,096
Prologis, Inc. 9,600 1,229,184
3,656,880
Technology — 26.05%
Adobe Systems, Inc.
(a)
4,800 2,983,824
Apple, Inc. 36,000 5,250,960
Cadence Design Systems, Inc.
(a)
17,800 2,628,170
CDW Corp. 15,000 2,750,250
Cisco Systems, Inc. 1,000 55,370
Intel Corp. 700 37,604
Lam Research Corp. 4,400 2,804,604
Microchip Technology, Inc. 17,000 2,433,040
Microsoft Corp. 16,000 4,558,560
PayPal Holdings, Inc.
(a)
8,200 2,259,346
Qorvo , Inc.
(a)
14,600 2,768,014
Texas Instruments, Inc. 14,000 2,668,680
Visa, Inc., Class A 11,200 2,759,568
Zebra Technologies Corp., Class A
(a)
5,000 2,762,400
36,720,390
Utilities — 2.40%
Eversource Energy 20,200 1,742,654
NextEra Energy, Inc. 21,000 1,635,900
3,378,554
Total Common Stocks (Cost $88,179,814) 139,478,159

Dana Large Cap Equity Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MONEY MARKET FUNDS — 1.02%
Fidelity Investments Money Market Government Portfolio - Institutional
Class, 0.01%
(b)
1,438,586 $ 1,438,586
Total Money Market Funds (Cost $1,438,586) 1,438,586
Total Investments — 99.92%
    (Cost $89,618,400) 140,916,745
Other Assets in Excess of Liabilities — 0.08% 109,878
NET ASSETS — 100.00% $ 141,026,623
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS — 98.69% Shares Fair Value
Communications — 1.68%
TechTarget , Inc.
(a)
3,653 $ 266,961
Consumer Discretionary — 14.77%
Bloomin ' Brands, Inc.
(a)
11,001 276,455
Boot Barn Holdings, Inc.
(a)
3,397 293,569
Deckers Outdoor Corp.
(a)
742 304,851
Group 1 Automotive, Inc. 1,860 323,156
Jack in the Box, Inc. 2,448 266,489
Malibu Boats, Inc., Class A
(a)
4,097 342,755
Marriott Vacations Worldwide Corp.
(a)
1,726 254,361
Masonite International Corp.
(a)
2,481 280,750
2,342,386
Consumer Staples — 3.33%
e.l.f . Beauty, Inc.
(a)
9,030 249,318
Simply Good Foods Co. (The)
(a)
7,431 278,514
527,832
Energy — 1.81%
PDC Energy, Inc. 7,266 287,370
Financials — 12.92%
Ameris Bancorp 5,007 243,390
Cowen Group, Inc., Class A 7,119 284,618
Hanover Insurance Group, Inc. 1,934 262,830
Home BancShares , Inc. 10,489 222,157
Investors Bancorp, Inc. 18,837 260,327
Jefferies Financial Group, Inc. 7,423 246,369
Pinnacle Financial Partners, Inc. 3,085 276,448
Primerica, Inc. 1,730 252,961
2,049,100
Health Care — 17.43%
Acceleron Pharma, Inc.
(a)
579 72,410
Aurinia Pharmaceuticals, Inc.
(a)
15,286 207,278
Axsome Therapeutics, Inc.
(a)
3,458 168,024
Blueprint Medicines Corp.
(a)
3,071 269,849
CONMED Corp. 2,324 320,572
Cytokinetics, Inc.
(a)
5,159 153,119
Ensign Group, Inc. (The) 3,673 312,462

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS — 98.69% - (continued) Shares Fair Value
Health Care — 17.43% - (continued)
Envista Holdings Corp.
(a)
7,100 $ 305,868
Exelixis , Inc.
(a)
3,451 58,149
Generation Bio Co.
(a)
2,938 63,872
Horizon Therapeutics PLC
(a)
3,865 386,578
Quanterix Corp.
(a)
3,919 208,295
Sage Therapeutics, Inc.
(a)
2,791 122,050
uniQure N.V.
(a)
4,024 116,736
2,765,262
Industrials — 12.48%
Atkore , Inc.
(a)
4,125 309,829
Cactus, Inc., Class A 9,079 327,208
Gates Industrial Corp. PLC
(a)
14,930 270,382
Hub Group, Inc., Class A
(a)
3,947 261,607
MasTec , Inc.
(a)
2,471 250,139
Rexnord Corp. 5,604 315,673
SkyWest, Inc. 6,030 244,155
1,978,993
Materials — 6.11%
Advanced Drainage Systems, Inc. 2,706 330,375
Avient Corp. 4,187 203,153
Element Solutions, Inc. 10,165 237,760
Summit Materials, Inc., Class A
(a)
5,878 197,501
968,789
Real Estate — 8.51%
Agree Realty Corp. 3,432 257,915
Global Medical REIT, Inc. 16,568 257,798
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,510 256,168
Spirit Realty Capital, Inc. 5,613 281,885
STAG Industrial, Inc. 7,174 296,430
1,350,196
Technology — 17.01%
Bandwidth, Inc., Class A
(a)
1,909 247,521
Cambium Networks Corp.
(a)
5,201 229,104
Cohu , Inc. 6,949 246,064
CommScope Holding Co., Inc.
(a)
11,590 245,244
Omnicell , Inc.
(a)
2,403 352,040

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
REIT – Real Estate Investment Trust
COMMON STOCKS — 98.69% - (continued) Shares Fair Value
Technology — 17.01% - (continued)
Perficient , Inc.
(a)
3,182 $ 300,031
Rapid7, Inc.
(a)
2,811 319,751
Sailpoint Technologies Holdings, Inc.
(a)
5,417 270,796
Semtech Corp.
(a)
3,503 216,871
Ultra Clean Holdings, Inc.
(a)
5,003 270,212
2,697,634
Utilities — 2.64%
Chesapeake Utilities Corp. 1,699 211,678
Southwest Gas Holdings, Inc. 2,964 207,273
418,951
Total Common Stocks (Cost $12,629,357) 15,653,474
MONEY MARKET FUNDS - 1.19%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
189,099 189,099
Total Money Market Funds (Cost $189,099) 189,099
Total Investments — 99.88% (Cost $12,818,456) 15,842,573
Other Assets in Excess of Liabilities — 0.12% 19,820
NET ASSETS — 100.00% $ 15,862,393
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.

Dana Epiphany ESG Equity Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS — 97.99% Shares Fair Value
Communications — 11.10%
Alphabet, Inc., Class A
(a)
420 $ 1,131,702
Alphabet, Inc., Class C
(a)
230 622,017
AT&T, Inc. 1,000 28,050
Comcast Corp., Class A 16,800 988,344
Facebook, Inc., Class A
(a)
2,100 748,230
Interpublic Group of Cos., Inc. 31,200 1,103,232
T-Mobile US, Inc.
(a)
6,600 950,532
Verizon Communications, Inc. 11,400 635,892
6,207,999
Consumer Discretionary — 12.06%
Amazon.com, Inc.
(a)
300 998,277
Best Buy Co., Inc. 5,200 584,220
BorgWarner, Inc. 13,000 636,740
D.R. Horton, Inc. 10,400 992,472
Deckers Outdoor Corp.
(a)
2,700 1,109,295
Fortune Brands Home & Security, Inc. 8,800 857,736
Home Depot, Inc. (The) 1,800 590,742
McDonald's Corp. 1,500 364,065
Tractor Supply Co. 3,400 615,162
6,748,709
Consumer Staples — 6.93%
Darling Ingredients, Inc.
(a)
10,000 690,700
General Mills, Inc. 14,000 824,040
Kimberly-Clark Corp. 5,800 787,176
Mondelez International, Inc., Class A 12,500 790,750
Target Corp. 3,000 783,150
3,875,816
Energy — 2.43%
ConocoPhillips 6,000 336,360
Pioneer Natural Resources Co. 3,600 523,332
Williams Cos., Inc. (The) 20,000 501,000
1,360,692
Financials — 8.81%
American Express Co. 2,700 460,431
Bank of New York Mellon Corp. (The) 19,000 975,270
Discover Financial Services 7,400 919,968

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS — 97.99% - (continued) Shares Fair Value
Financials — 8.81% - (continued)
JPMorgan Chase & Co. 5,100 $ 774,078
Morgan Stanley 10,800 1,036,584
Truist Financial Corp. 14,000 762,020
4,928,351
Health Care — 13.03%
Cigna Corp. 3,700 849,113
CVS Health Corp. 11,400 938,904
Emergent BioSolutions , Inc.
(a)
400 26,360
Encompass Health Corp. 12,000 999,000
Envista Holdings Corp.
(a)
25,000 1,077,000
Horizon Therapeutics PLC
(a)
9,800 980,196
Humana, Inc. 1,800 766,548
IQVIA Holdings, Inc.
(a)
2,900 718,330
Zoetis, Inc. 4,600 932,420
7,287,871
Industrials — 8.82%
Deere & Co. 2,700 976,293
Norfolk Southern Corp. 3,000 773,490
Regal-Beloit Corp. 7,800 1,148,394
TE Connectivity Ltd. 7,800 1,150,266
W.W. Grainger, Inc. 2,000 889,160
4,937,603
Materials — 2.53%
Avery Dennison Corp. 1,600 337,088
Nucor Corp. 7,000 728,140
Sherwin-Williams Co. (The) 1,200 349,236
1,414,464
Real Estate — 4.31%
Alexandria Real Estate Equities, Inc. 2,100 422,814
American Tower Corp., Class A 1,800 509,040
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 17,400 988,320
Iron Mountain, Inc. 4,200 183,792
Prologis, Inc. 2,400 307,296
2,411,262
Technology — 25.54%
Accenture PLC, Class A 3,300 1,048,344

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS — 97.99% - (continued) Shares Fair Value
Technology — 25.54% - (continued)
Apple, Inc. 11,900 $ 1,735,734
Cadence Design Systems, Inc.
(a)
6,800 1,004,020
CDW Corp. 6,000 1,100,100
Cisco Systems, Inc. 4,000 221,480
Fidelity National Information Services, Inc. 7,000 1,043,350
Intel Corp. 2,600 139,672
Lam Research Corp. 1,700 1,083,597
Microchip Technology, Inc. 7,700 1,102,024
Micron Technology, Inc.
(a)
13,000 1,008,540
Microsoft Corp. 6,000 1,709,460
PayPal Holdings, Inc.
(a)
3,500 964,355
Texas Instruments, Inc. 5,600 1,067,472
Visa, Inc., Class A 4,300 1,059,477
14,287,625
Utilities — 2.43%
Avangrid , Inc. 5,800 302,412
Eversource Energy 6,400 552,128
NextEra Energy, Inc. 6,500 506,350
1,360,890
Total Common Stocks (Cost $44,721,696) 54,821,282
MONEY MARKET FUNDS - 1.43%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
802,480 802,480
Total Money Market Funds (Cost $802,480) 802,480
Total Investments — 99.42% (Cost $45,524,176) 55,623,762
Other Assets in Excess of Liabilities — 0.58% 326,850
NET ASSETS — 100.00% $ 55,950,612
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.